SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Schedule of segment information
	For the year ended December 31, 2022
	Lottery	Core	Games	Sports	Eliminations	Total
	U.S. dollars (in thousands)

Revenues	53,598	80,475	18,265	13,360	-	165,698
Revenues (inter-segment)	988	-	5,876	369	(7,233)	-
Total Revenues	54,586	80,475	24,141	13,729	(7,233)	165,698

The Company’ share in profit of Joint Venture and associate	21,585	525	-	-	-	22,110
Segment results	18,660	6,695	5,785	2,157	-	33,297

Depreciation and amortization	16,888	14,058	2,956	1,709	-	35,611

Other unallocated expenses:
Finance expenses, net						12,238
Interest expenses with respect to funding from related parties						2,867
Loss before income taxes						(17,419)

Schedule of Geographical information

	As of December 31, 2022
	Lottery	Core	Games	Sports	Total
	U.S. dollars (in thousands)

Trade Name	-	7,545	-	1,479	9,024
Customer relationship	-	21,412	21,290	9,824	52,526
Capitalized development costs and technology acquired	26,752	55,998	13,557	8,490	104,797
Goodwill	-	70,185	76,970	33,711	180,866
Total	26,752	155,140	111,817	53,504	347,213

Schedule of other information of revenue
For the year ended December 31, 2022
U.S. dollars (in million)

United States	43.2
UK and Ireland	65.1
Nordics	3.3
Rest of Europe	31.7
Rest of World	22.4
Net assets (liabilities) (100%)	165.7